Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating expenses:
Research and development	$ 23,035	$ 21,664
General and administrative	9,651	7,293
Total operating expenses	32,686	28,957
Loss from operations	(32,686)	(28,957)
Other income, net	617	41
Net loss	$ (32,069)	$ (28,916)
Net loss per share attributable to common stockholders, Basic	$ 1.62	$ 1.6
Net loss per share attributable to common stockholders, Diluted	$ 1.62	$ 1.6
Weighted-average common shares used to compute net loss per share, Basic	19,787,212	18,034,092
Weighted-average common shares used to compute net loss per share, Diluted	19,787,212	18,034,092
Comprehensive Loss:
Net loss	$ (32,069)	$ (28,916)
Other comprehensive loss
Unrealized gain (loss) on marketable securities	4	(7)
Comprehensive loss	$ (32,065)	$ (28,923)